000 A000000 06/27/98
000 C000000 00000000
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0
000 J000000 B
001 A000000 BDI INVESTMENT CORPORATION
001 B000000 811-3868
001 C000000 6197946300
002 A000000 990 HIGHLAND DRIVE, SUITE 100
002 B000000 SOLANA BEACH
002 C000000 CA
002 D010000 92075
002 D020000 2472
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
019 B000000    0
020 C000001      0
020 C000002      0
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000        0
022 A000001 DEAN WITTER
022 B000001 94-1671384
022 C000001       199
022 D000001         0
022 A000002 SEATTLE-NORTHWEST
022 B000002 91-1172183
022 C000002       269
022 D000002         0
022 A000003 UNION BANK OF CALIFORNIA
022 B000003 94-0304228
022 C000003       175
022 D000003         0
022 A000004 O'CONNOR & CO
022 B000004 95-4025174
022 C000004        26
022 D000004         0
022 A000005         0
022 B000005         0
022 C000005         0
022 D000005         0
022 C000006         0
022 D000006         0
022 C000007         0
022 D000007         0
022 C000008         0
022 D000008         0
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000       669
023 D000000       0
025 D000001       0
025 D000002       0
025 D000003       0
025 D000004       0
025 D000005       0
025 D000006       0
025 D000007       0
025 D000008       0
028 A010000         0
028 A020000         0
028 A030000         0
028 A040000         0
028 B010000         0
028 B020000         0
028 B030000         0
028 B040000         0
028 C010000         0
028 C020000         0
028 C030000         0
028 C040000         0
028 D010000         0
028 D020000         0
028 D030000         0
028 D040000         0
028 E010000         0
028 E020000         0
028 E030000         0
028 E040000         0
028 F010000         0
028 F020000         0
028 F030000         0
028 F040000         0
028 G010000         0
028 G020000         0
028 G030000         0
028 G040000         0
028 H000000         0
030 A000000      0
030 B000000  0.00
030 C000000  0.00
031 A000000      0
031 B000000      0
032  000000      0
033  000000      0
035  000000      0
036 B000000      0
038  000000      0
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000   0
042 E000000   0
042 F000000   0
042 G000000   0
042 H000000   0
043  000000      0
044  000000      0
048  000000  0.000
048 A010000        0
048 A020000 0.000
048 B010000        0
048 B020000 0.000
048 C010000        0
048 C020000 0.000
048 D010000        0
048 D020000 0.000
048 E010000        0
048 E020000 0.000
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000        0
048 K020000 0.000
061  000000        0
062 A000000 Y
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   0.0
062 M000000   0.0
062 N000000   0.0
062 O000000  99.8
062 P000000   0.0
062 Q000000   0.2
062 R000000   0.0
063 A000000   0
063 B000000  4.7
066 A000000 N
071 A000000      1168
071 B000000      1388
071 C000000     13864
071 D000000    8.4
072 A000000  12
072 B000000      767
072 C000000       23
072 D000000        0
072 E000000        0
072 F000000        0
072 G000000        0
072 H000000        0
072 I000000        3
072 J000000        0
072 K000000        0
072 L000000        0
072 M000000       14
072 N000000        0
072 O000000        0
072 P000000        0
072 Q000000       27
072 R000000       11
072 S000000        6
072 T000000        0
072 U000000        0
072 V000000        0
072 W000000        6
072 X000000       67
072 Y000000        0
072 Z000000      723
072AA000000       13
072BB000000        0
072CC010000      496
072CC020000        0
072DD010000      927
072DD020000        0
072EE000000        0
073 A010000   0.6523
073 A020000   0.0000
073 B000000   0.0000
073 C000000   0.0000
074 A000000      112
074 B000000        0
074 C000000        0
074 D000000    14153
074 E000000        0
074 F000000        0
074 G000000        0
074 H000000        0
074 I000000        0
074 J000000        0
074 K000000        0
074 L000000      252
074 M000000        0
074 N000000    14517
074 O000000        0
074 P000000       13
074 Q000000        0
074 R000000      351
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000      351
074 S000000        0
074 T000000    14153
074 U010000  1421551
074 U020000        0
074 V010000     9.96
074 V020000     0.00
074 W000000   0.0000
074 X000000      204
074 Y000000        0
075 A000000        0
075 B000000    13997
076  000000     0.00
077 A000000 Y
077 B000000 Y

080 C000000        0
081 B000000   0
082 B000000        0
083 B000000        0
084 B000000        0
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0

                                   SIGNATURE

This report is signed on behalf of the Registrant.

City of: Solana Beach         State of: California

Date: 8/21/98

Name of Registrant:  BDI Investment Corporation


By: /s/Arthur Brody                Witness: /s/Teresa Whorton
       ------------                            --------------
       Arthur Brody                            Teresa Whorton
       President and                           Assistant Treasurer
       Chief Executive Officer

              [LETTERHEAD-LAVINE, LOFGREN, MORRIS & ENGELBERG, LLP]

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of
  BDI Investment Corporation


In planning and performing our audit of the financial statements and financial highlights of BDI Investment Corporation for the year ended June 27, 1998, we considered its internal control structure, including procedures for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and financial highlights and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of BDI Investment Corporation is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of the inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our  consideration  of the  internal  control  structure  would not  necessarily disclose all matters in the internal control structure that might be material weaknesses under standard established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements and financial highlights being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control structure, including procedures for safeguarding securities, that we consider to be material weaknesses, as defined above, as of June 27, 1998.

This report is intended solely for the information and use of management of BDI Investment Corporation and the Securities and Exchange Commission.



/s/Lavine, Lofgren, Morris & Engelberg, LLP
-------------------------------------------
Lavine, Lofgren, Morris & Engelberg, LLP


San Diego, California
July 29, 1998